Payments, Details - USD ($) $ in Thousands	Amount	Type	Country	Govt.	Project	Resource	Segment	Ext. Method
#: 1
	$ 0	Taxes	CHILE	Corporacion de Fomento de la Produccion de Chile (Corfo) [Member]	Salar de Atacama [Member]	Lithium [Member]	Energy Storage [Member]	Well
#: 2
	117,058	Taxes	CHILE	Tesoreria General de la Republica [Member]	Salar de Atacama [Member]	Lithium [Member]	Energy Storage [Member]	Well
#: 3
	1,894	Taxes	CHILE	Various local Chilean municipalities/communities [Member]	Salar de Atacama [Member]	Lithium [Member]	Energy Storage [Member]	Well
#: 4
	109,839	Royalties	CHILE	Corporacion de Fomento de la Produccion de Chile (Corfo) [Member]	Salar de Atacama [Member]	Lithium [Member]	Energy Storage [Member]	Well
#: 5
	0	Royalties	CHILE	Tesoreria General de la Republica [Member]	Salar de Atacama [Member]	Lithium [Member]	Energy Storage [Member]	Well
#: 6
	0	Royalties	CHILE	Various local Chilean municipalities/communities [Member]	Salar de Atacama [Member]	Lithium [Member]	Energy Storage [Member]	Well
#: 7
	0	Fees	CHILE	Corporacion de Fomento de la Produccion de Chile (Corfo) [Member]	Salar de Atacama [Member]	Lithium [Member]	Energy Storage [Member]	Well
#: 8
	0	Fees	CHILE	Tesoreria General de la Republica [Member]	Salar de Atacama [Member]	Lithium [Member]	Energy Storage [Member]	Well
#: 9
	0	Fees	CHILE	Various local Chilean municipalities/communities [Member]	Salar de Atacama [Member]	Lithium [Member]	Energy Storage [Member]	Well
#: 10
	0	Comm. Social Resp.	CHILE	Corporacion de Fomento de la Produccion de Chile (Corfo) [Member]	Salar de Atacama [Member]	Lithium [Member]	Energy Storage [Member]	Well
#: 11
	0	Comm. Social Resp.	CHILE	Tesoreria General de la Republica [Member]	Salar de Atacama [Member]	Lithium [Member]	Energy Storage [Member]	Well
#: 12
	30,549	Comm. Social Resp.	CHILE	Various local Chilean municipalities/communities [Member]	Salar de Atacama [Member]	Lithium [Member]	Energy Storage [Member]	Well
#: 13
	5,071	Taxes	JORDAN	Income Tax Department [Member]	Safi [Member]	Bromine [Member]	Specialties [Member]	Well
#: 14
	0	Taxes	JORDAN	Jordan Customs [Member]	Safi [Member]	Bromine [Member]	Specialties [Member]	Well
#: 15
	0	Taxes	JORDAN	Ministry of Energy [Member]	Safi [Member]	Bromine [Member]	Specialties [Member]	Well
#: 16
	0	Taxes	JORDAN	Ministry of Environment [Member]	Safi [Member]	Bromine [Member]	Specialties [Member]	Well
#: 17
	0	Taxes	JORDAN	Ministry of Finance [Member]	Safi [Member]	Bromine [Member]	Specialties [Member]	Well
#: 18
	0	Taxes	JORDAN	Ministry of Water and Irrigation [Member]	Safi [Member]	Bromine [Member]	Specialties [Member]	Well
#: 19
	0	Taxes	JORDAN	Public Security Directorate [Member]	Safi [Member]	Bromine [Member]	Specialties [Member]	Well
#: 20
	0	Taxes	JORDAN	Social Security [Member]	Safi [Member]	Bromine [Member]	Specialties [Member]	Well
#: 21
	0	Royalties	JORDAN	Income Tax Department [Member]	Safi [Member]	Bromine [Member]	Specialties [Member]	Well
#: 22
	0	Royalties	JORDAN	Jordan Customs [Member]	Safi [Member]	Bromine [Member]	Specialties [Member]	Well
#: 23
	0	Royalties	JORDAN	Ministry of Energy [Member]	Safi [Member]	Bromine [Member]	Specialties [Member]	Well
#: 24
	0	Royalties	JORDAN	Ministry of Environment [Member]	Safi [Member]	Bromine [Member]	Specialties [Member]	Well
#: 25
	1,938	Royalties	JORDAN	Ministry of Finance [Member]	Safi [Member]	Bromine [Member]	Specialties [Member]	Well
#: 26
	0	Royalties	JORDAN	Ministry of Water and Irrigation [Member]	Safi [Member]	Bromine [Member]	Specialties [Member]	Well
#: 27
	0	Royalties	JORDAN	Public Security Directorate [Member]	Safi [Member]	Bromine [Member]	Specialties [Member]	Well
#: 28
	0	Royalties	JORDAN	Social Security [Member]	Safi [Member]	Bromine [Member]	Specialties [Member]	Well
#: 29
	0	Fees	JORDAN	Income Tax Department [Member]	Safi [Member]	Bromine [Member]	Specialties [Member]	Well
#: 30
	100	Fees	JORDAN	Jordan Customs [Member]	Safi [Member]	Bromine [Member]	Specialties [Member]	Well
#: 31
	120	Fees	JORDAN	Ministry of Energy [Member]	Safi [Member]	Bromine [Member]	Specialties [Member]	Well
#: 32
	430	Fees	JORDAN	Ministry of Environment [Member]	Safi [Member]	Bromine [Member]	Specialties [Member]	Well
#: 33
	0	Fees	JORDAN	Ministry of Finance [Member]	Safi [Member]	Bromine [Member]	Specialties [Member]	Well
#: 34
	3,176	Fees	JORDAN	Ministry of Water and Irrigation [Member]	Safi [Member]	Bromine [Member]	Specialties [Member]	Well
#: 35
	170	Fees	JORDAN	Public Security Directorate [Member]	Safi [Member]	Bromine [Member]	Specialties [Member]	Well
#: 36
	4,332	Fees	JORDAN	Social Security [Member]	Safi [Member]	Bromine [Member]	Specialties [Member]	Well
#: 37
	0	Comm. Social Resp.	JORDAN	Income Tax Department [Member]	Safi [Member]	Bromine [Member]	Specialties [Member]	Well
#: 38
	0	Comm. Social Resp.	JORDAN	Jordan Customs [Member]	Safi [Member]	Bromine [Member]	Specialties [Member]	Well
#: 39
	0	Comm. Social Resp.	JORDAN	Ministry of Energy [Member]	Safi [Member]	Bromine [Member]	Specialties [Member]	Well
#: 40
	0	Comm. Social Resp.	JORDAN	Ministry of Environment [Member]	Safi [Member]	Bromine [Member]	Specialties [Member]	Well
#: 41
	0	Comm. Social Resp.	JORDAN	Ministry of Finance [Member]	Safi [Member]	Bromine [Member]	Specialties [Member]	Well
#: 42
	0	Comm. Social Resp.	JORDAN	Ministry of Water and Irrigation [Member]	Safi [Member]	Bromine [Member]	Specialties [Member]	Well
#: 43
	0	Comm. Social Resp.	JORDAN	Public Security Directorate [Member]	Safi [Member]	Bromine [Member]	Specialties [Member]	Well
#: 44
	0	Comm. Social Resp.	JORDAN	Social Security [Member]	Safi [Member]	Bromine [Member]	Specialties [Member]	Well
#: 45
	19,663	Taxes	UNITED STATES	United States Federal Government [Member]	Albemarle Corporation [Member]	Lithium and Bromine [Member]	Energy Storage and Specialties [Member]	Well
#: 46
	0	Royalties	UNITED STATES	United States Federal Government [Member]	Albemarle Corporation [Member]	Lithium and Bromine [Member]	Energy Storage and Specialties [Member]	Well
#: 47
	0	Fees	UNITED STATES	United States Federal Government [Member]	Albemarle Corporation [Member]	Lithium and Bromine [Member]	Energy Storage and Specialties [Member]	Well
#: 48
	0	Comm. Social Resp.	UNITED STATES	United States Federal Government [Member]	Albemarle Corporation [Member]	Lithium and Bromine [Member]	Energy Storage and Specialties [Member]	Well
#: 49
	3,072	Taxes	ARGENTINA	Custom Collection and Control Agency [Member]	Antofalla [Member]	Lithium [Member]	Energy Storage [Member]	Well
#: 50
	0	Royalties	ARGENTINA	Custom Collection and Control Agency [Member]	Antofalla [Member]	Lithium [Member]	Energy Storage [Member]	Well
#: 51
	0	Fees	ARGENTINA	Custom Collection and Control Agency [Member]	Antofalla [Member]	Lithium [Member]	Energy Storage [Member]	Well
#: 52
	0	Comm. Social Resp.	ARGENTINA	Custom Collection and Control Agency [Member]	Antofalla [Member]	Lithium [Member]	Energy Storage [Member]	Well
#: 53
	561	Taxes	ARGENTINA	Revenue Agency of the Provence of Catamarca [Member]	Antofalla [Member]	Lithium [Member]	Energy Storage [Member]	Well
#: 54
	0	Royalties	ARGENTINA	Revenue Agency of the Provence of Catamarca [Member]	Antofalla [Member]	Lithium [Member]	Energy Storage [Member]	Well
#: 55
	0	Fees	ARGENTINA	Revenue Agency of the Provence of Catamarca [Member]	Antofalla [Member]	Lithium [Member]	Energy Storage [Member]	Well
#: 56
	$ 0	Comm. Social Resp.	ARGENTINA	Revenue Agency of the Provence of Catamarca [Member]	Antofalla [Member]	Lithium [Member]	Energy Storage [Member]	Well